Share Capital and Other Components of Equity - Summary of Company's Option (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Exercised	(186,340)	(18,760)
Weighted average price, Exercised		$ 4.71
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	5,307,870	3,518,250
Number of options, Exercised	(186,340)	(18,760)
Number of options, Cancelled	(763,375)	(220,500)
Number of options, Expired	(238,750)
Number of options, Granted	3,343,200	2,028,880
Number of options, Outstanding	7,462,605	5,307,870
Weighted average price, Outstanding	$ 5.5	$ 6.27
Weighted average price, Exercised	4.78	1.9
Weighted average price, Cancelled	6.93	5.15
Weighted average price, Expired	8
Weighted average price, Granted	7.13	4.1
Weighted average price, Outstanding	$ 5.93	$ 5.5